Small Cap Value Portfolio
Small Cap Value Portfolio – Summary
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Small Cap Value Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses		Small Cap Value Portfolio
Management Fee		0.85%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.03%
Acquired Fund Fees and Expenses		0.18%
Total Annual Portfolio Operating Expenses	[1]	1.06%
Fee Waiver	[2]	(0.01%)
Total Annual Portfolio Operating Expenses	[1][2][3]	1.05%
[1]	Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.
[2]	The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2016.
[3]	After Fee Waiver

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Small Cap Value Portfolio	107	336	584	1,293

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16.29% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Normally, the Portfolio invests at least 80% of net assets in common stocks of companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000® Index at the time of purchase (approximately $7 billion as of December 31, 2014). The market capitalization of companies in the Portfolio and the Index changes over time and the Portfolio will not sell a stock just because the company has grown to a market capitalization outside of the range. The Portfolio may also invest in the equity securities of micro cap companies (defined as companies with stock market capitalizations less than $500 million at the time of investment).

Reflecting a value approach to investing, the Portfolio will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow or business franchises. The in-house research team at the adviser generally looks for some of the following:
  low price/earnings, price/book value, or price/cash flow ratios relative to the Russell 2000® Index the company’s peers, or its own historical norm;
  low stock price relative to a company’s underlying asset values;
  above-average dividend yield relative to a company’s peers or its own historical norm;
  a plan to improve the business through restructuring; and
  a sound balance sheet and other positive financial characteristics.
Consideration is also given to industry weightings in an attempt to keep the Portfolio broadly diversified among economic sectors.

In pursuing its investment objective, the adviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the adviser believes could provide an opportunity for substantial appreciation. These special situations might arise when the adviser believes a security could increase in value for a variety of reasons, including a change in management, a reorganization, a spin-off of a business line, a special dividend, or some other extraordinary corporate event, a new product introduction or innovation, or a favorable competitive environment.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including American Depositary Receipts and foreign securities (up to 20% of net assets), including those of issuers located in emerging markets, real estate investment trust (REITs) and securities of other investment companies, including open-end funds, closed-end funds, exchange traded funds (ETFs) and business development companies (BDCs), in keeping with the Portfolio’s objectives.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.
PRINCIPAL RISKS
Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.
  Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.
  Equity Securities Risk – The value of equity securities, such as common stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.
  Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio’s investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.
  Investment Style Risk – A portfolio managed using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.
  Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.
  Micro Cap Company Risk – Investing in micro cap stocks may cause the Portfolio to experience more rapid and extreme changes in value than a fund that invests solely in small, mid and large cap stocks due to a more limited track record, narrower product markets, more limited resources, higher risk of failure, and less liquid trading markets.
  Other Investment Companies Risk – The Portfolio will indirectly bear its pro rata portion of the expenses of the investment companies in which it invests, including advisory fees, in addition to the direct expenses of the Portfolio. The expenses associated with some business development companies may be significant. Investments in other investment companies are subject to market and selection risks, and generally entail the same risks as the underlying securities held by them. ETFs, closed-end funds and BDCs are also subject to the risk that their market prices may trade at a premium or a discount to their net asset value, which means the Portfolio will overpay for a fund’s assets if it is trading at a premium and will get less than the value of the fund’s assets when selling if it is trading at a discount. An active trading market for an ETF, closed-end fund or BDC may not be developed or maintained. BDCs invest in small and medium-sized private companies that may not have access to public equity markets. As a result, a BDC’s portfolio may be less liquid, may be more adversely affected by poor economic or market conditions, and may be adversely affected by risks associated with industries and sectors in which portfolio companies may concentrate.
  REITs Risk – REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.
  Small Cap Company Risk – Investing in small cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.
  Special Situation Risk – In special situations, the adviser may deviate from the Portfolio’s normal investment criteria when purchasing a security. In these special situations, there is the risk that the change or event anticipated by the adviser when purchasing a company might not occur or attract the expected attention, which could have a negative impact on the price of the company’s securities. Investing in special situations may involve heightened volatility in the value of the securities purchased and may cause greater risk of loss.
  Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.

PERFORMANCE
The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – ‘09 20.83% Worst Qtr: 4th – ‘08 -25.12%
Average Annual Total Return (for periods ended December 31, 2014)
Average Annual Total Returns	1 Yr	5 Yrs	10 Yrs
Small Cap Value Portfolio	0.22%	13.07%	7.75%
Small Cap Value Portfolio Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	4.22%	14.26%	6.89%
Small Cap Value Portfolio Lipper® Variable Insurance Products (VIP) Small Cap Value Funds Average	4.25%	14.51%	7.89%